INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest-bearing Loans And Borrowings [Abstract]
INTEREST-BEARING LOANS AND BORROWINGS
22.	INTEREST-BEARING LOANS AND BORROWINGS

The carrying value of interest-bearing loans, borrowings and related balances is as follows:

	December 31, 2022 US$’000	December 31, 2021 US$’000
Current liabilities
Exchangeable senior notes	210	83,312

Total	210	83,312

	December 31, 2022 US$’000	December 31, 2021 US$’000
Non-Current liabilities
Senior secured term loan	44,301	-
Derivative financial liability	1,569	-
Convertible Note	13,746	-

Total non-current liabilities	59,616	-

	December 31, 2022 US$’000	December 31, 2021 US$’000
Non-Current assets
Derivative financial asset	128	-

Total non-current assets	128	-

Exchangeable senior notes

In January 2022, the Company retired approximately US$99.7 million of the Exchangeable Notes as part of a debt re-financing. This represented approximately 99.7% of the total Exchangeable Notes. Consideration was in cash and an issue of ‘A’ Ordinary shares. The cash paid was US$86.73 million with each holder that was party to the agreement receiving US$0.87 of cash per US$1 nominal value of the Exchangeable Notes. The shares consideration was 5,333,000 ADSs (21,332,000 ‘A’ Ordinary shares) representing the equivalent of US$0.08 of the Company’s ADS (based upon the 5-day trailing VWAP of the ADSs on NASDAQ on December 10, 2021, discounted by 13%) per US$1 nominal value of the Exchangeable Notes, as partial consideration for the exchange of the Exchangeable Notes. The shares consideration is valued at US$6.1 million based on market price on the date of issue.

The Exchangeable Notes were treated as a host debt instrument under IFRS with embedded derivatives attached. The embedded derivatives related to a number of put and call options which were measured at fair value in the consolidated statement of operations. On initial recognition in 2015, the host debt instrument was recognised at the residual value of the total net proceeds of the note issue less fair value of the embedded derivatives. Subsequently, the host debt instrument was measured at amortised cost using the effective interest rate method.

At date of disposal, the carrying value of the extinguished Exchangeable Notes was US$83.2m. As the IFRS measure of consideration was higher by US$9.7 million, the resulting loss on disposal was recorded as a financial expense in the year ended December 31, 2022. The remaining nominal value of the Exchangeable Notes at December 31, 2022 is US$210,000 and this is shown within Current Liabilities.

The movement in the Exchangeable Notes balance was as follows:

	December 31, 2022 US$000	December 31, 2021 US$000
Balance at January 1	(83,312)	(82,664)
Accretion interest	(83)	(648)
Repaid to Note holders	86,730	0
Shares issued to Note holders as consideration	6,133	0
Loss on disposal	(9,678)	0

Liability	(210)	(83,312)

During the year ended December 31, 2022, the Company acquired two new debt liabilities, as follows:

(i)	Senior secured term loan
The Company and its subsidiaries entered into a US$81.3 million senior secured term loan credit facility in December 2021 (the “Term Loan”) with Perceptive Credit Holdings III, LP (“Perceptive”, an investment manager with an expertise in healthcare.  The Term Loan was drawn down in January 2022, when the necessary shareholder approvals were obtained. The term loan is secured by a charge over the Group’s assets. The 48-month term loan will mature in January 2026 and accrues interest at an annual rate equal to 11.25% plus the greater of (a) one-month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash.  The term loan does not require any amortization, and the entire unpaid balance will be payable upon maturity. In connection with the Term Loan the Company agreed to issue warrants to Perceptive for 2.5 million of the Company’s ADSs.  The per ADS exercise price of the Warrants was US$1.30. In February 2023, in connection with an increased Term Loan facility, the Company agreed to reprice the 2,500,000 warrants originally issued to Perceptive, with the Warrants now having a per ADS price of US$1.071. The warrants are exercisable, in whole or part, until the seventh anniversary of the date of drawdown of the funding under the Term Loan.

At the discretion of the Company, the Term Loan can be repaid, in part or in full, at a premium before the end of the four-year term. In May 2022, the Company repaid US$34.5 million of the term loan principal and incurred an early payment penalty of approximately US$3.5 million, which has been recorded as a financial expense in the year ended December 31, 2022.

In accordance with IFRS accounting standards, the Term Loan is represented by three separate balances in the statement of financial position. US$44.3 million is shown in non-current liabilities as a senior secured term loan. At initial recognition, the balance comprised the principal loan amount of US$81.25 million less loan origination costs of US$3.6 million, less two derivative financial balances totaling US$1.7 million to give a balance of US$76.0 million. During the year ended December 31, 2022 accretion interest of US$2.8 million was accrued and the repayment of US$34.5 million reduced the liability to leave a closing carrying value of US$44.3 million. The early repayment of a portion of the Term Loan necessitated an accretion interest adjustment of US$2.1 million in the year ended December 31, 2022, recognised as a financial expense, to discount the revised expected future cash flows for the loan.

The other two balances related to the Term Loan are: a) a derivative financial asset and b) a derivative financial liability. The fair value of the derivative financial asset is estimated at US$128,000 at December 31, 2022 and represents the value to the Company of being able to repay the Term Loan early and potentially refinance at a lower interest rate. The fair value of the derivative financial liability is estimated at US$1,569,000 at December 31, 2022 and represents the fair value of the warrants issued to Perceptive. The fair value remeasurement for these two derivative financial balances resulted in a net financial income of US$0.2m being recognised in the consolidated statement of operations.

(ii)	7-year convertible note
In May 2022, the Company announced a US$45.2 million investment from MiCo Ltd (“MiCo”). MiCo, a KOSDAQ-listed and Korea-based company, is engaged in the biomedical business through its affiliate MiCo BioMed. The investment consists of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million. The convertible note has an interest rate of 1.5%. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$3.24 for any five consecutive NASDAQ trading days. For further details on the convertible note, refer to the Company’s Form 6-K filings with the SEC on April 11, 2022.

The convertible loan note is accounted for as a compound financial instrument containing both an equity and liability element. The debt component is accounted for at amortised cost in accordance with IFRS 9. At December 31, 2022, the carrying value of the convertible note’s debt component was US$13.7 million and accretion interest of US$0.5 million has been recognised as a financial expense in the year ended December 31, 2022. The equity component of the convertible note is US$6.7 million and has been recorded in the equity section of the statement of financial position as Equity component of convertible note. There is no remeasurement of the equity element following initial recognition.

The movement in the Term Loan and the 7-year convertible notes in the year ended December 31, 2022 is summarised as follows:

	Senior secured term loan US$000	7-year Convertible Note US$000
Balance at January 1, 2022	-	-
Principal amount loaned	(81,250)	(20,000)
Loan origination costs	3,551	40
Derivative financial liability at date of issue	1,872	-
Derivative financial asset at date of issue	(202)	-
Equity component at date of issue	-	6,709
Accretion interest	(2,772)	(495)
Cash repayment of principal	34,500	-

Non-current liability at December 31, 2022	(44,301)	(13,746)

The movement in the derivative financial liability in the year ended December 31, 2022 was as follows:

US$000
Balance at January 1, 2022	-
Derivative financial liability at date of issue of Term Loan	(1,872)
Fair value adjustments in the period	303

Non-current liability at December 31, 2022	(1,569)

The movement in the derivative financial asset in the year ended December 31, 2022 was as follows:

US$000
Balance at January 1, 2022	-
Derivative financial asset at date of issue of Term Loan	202
Fair value adjustments in the period	(74)

Non-current asset at December 31, 2022	128